Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities

A summary of stock option activities is as follows:

	Number of	Weighted average
	options	exercise price
		$
Outstanding at December 31, 2018	9,317,296	1.75
Exercised	(355,000)	0.76
Granted	1,921,424	1.72
Expired	(545,000)	2.12
Outstanding at December 31, 2019	10,338,720	1.76
Exercised	(2,325,000)	0.74
Granted	3,830,306	0.97
Expired	(1,195,664)	1.72
Outstanding at December 31, 2020	10,648,362	1.70

Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model

The fair value of options granted is estimated on the grant date using the Black-Scholes option pricing model using the following weighted average variables:

	For the year ended December 31,
	2020	2019
Risk-free interest rate	0.92%	1.80%
Expected option life in years	4 years	4 years
Expected stock price volatility	58%	62%
Expected dividend rate	0%	0%

Schedule of Stock Options Outstanding and Exercisable

A summary of the stock options outstanding and exercisable at December 31, 2020 is as follows:

Exercise	Number	Number
Price	Outstanding	Exercisable	Expiry Date
$
3.16	457,500	457,500	September 29, 2021
2.24	325,000	325,000	June 1, 2022
2.12	1,734,560	1,734,560	August 1, 2022
2.25	600,000	600,000	September 12, 2022
1.96	100,000	100,000	January 15, 2023
2.11	1,920,248	1,920,248	March 5, 2023
1.96	110,000	110,000	September 14, 2023
1.74	1,526,048	1,017,365	January 31, 2024
1.49	50,000	33,333	March 15, 2024
1.20	50,000	33,333	August 16, 2024
1.05	2,085,006	695,002	January 30, 2025
1.02	40,000	13,333	September 23, 2025
0.854	1,400,000	-	December 2, 2025
0.854	200,000	200,000	December 2, 2025
0.91	50,000	16,667	December 4, 2025
	10,648,362	7,256,341

Number of RSUs [Member]
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities

A summary of restricted share unit activities is as follows:

Number of
RSUs
Outstanding at December 31, 2018	567,110
Vested	(113,208)
Granted	664,730
Cancelled	(155,284)
Outstanding at December 31, 2019	963,348
Vested	(436,785)
Granted	1,220,016
Outstanding at December 31, 2020	1,746,579